Convertible Notes	12 Months Ended
Oct. 31, 2024
Convertible Notes [Abstract]
CONVERTIBLE NOTES

Note 8 — CONVERTIBLE NOTES

2023 Convertible Note

On November 24, 2023, the Company entered into a securities purchase agreement with an investor, pursuant to which the Company issued the Investor a convertible promissory note on November 24, 2023 in the principal amount of $63,333 (the “2023 Note”) with an original issue discount (“OID”) of 10% for a term of nine (9) months. The 2023 Note was convertible at the option of noteholder into Ordinary Shares of the Company at an initial conversion price of $0.65 per share subject to adjustment as specified in the agreement. The proceeds from the 2023 Note was $50,000 (after deducting OID and $7,000 for investors’ fees, costs and other transaction expenses incurred in connection with the purchase and sale of the 2023 Note). The Company was able to prepay all or a portion of the 2023 Note at any time by paying 120% of the outstanding balance elected for pre-payment. By February 6, 2024, the Company fully settled the 2023 Note with the cash repayment of $70,015 and the issuance of 15,000 Ordinary Shares having a fair value of $8,468.

The Company has elected to recognize the 2023 Note at fair value and therefore there was no further evaluation of embedded conversion option features for bifurcation. Based on the valuation report performed by an independent valuation firm, the fair value of the 2023 Note was determined to be of $57,000 upon issuance. The fair value of 2023 Note was determined using the Binomial Option Pricing Model. The major assumptions used in the Binomial Model were as follows:

	November 24, 2023	February 6, 2024
Risk-free interest rate	5.22%	5.05%
Expected life	0.75 year	0.55 year
Expected volatility	83.14%	76.21%
Fair value	$57,000	$54,754

The following is a reconciliation of the beginning and ending balances for 2023 Note measured at fair value for the year ended October 31, 2024:

For the year ended October 31, 2024

Opening balance	$-
Issuance of convertible notes	57,000
Change in fair value of convertible notes	(2,246)
Loss on settlement of convertible notes	23,729
Cash repaid	(70,015)
Ordinary Shares issued for settlement of convertible notes	(8,468)
Total	$-

As of October 31, 2024, the balance of 2023 Note was $nil.

January 2024 Notes

In January 2024, the Company closed a first tranche of a senior secured convertible note financing with certain investors for the principal amount of $1.5 million (the “January 2024 Notes”) with an original issue discount (“OID”) of 15% for a term of 18 months. The net proceed from the January 2024 Notes was approximately $1.0 million (the principal reduced by OID and other issuance costs). The January 2024 Notes were convertible at the option of noteholders into Ordinary Shares of the Company at an initial conversion price of $1.00 per share subject to adjustment as specified in the agreement. The January 2024 Notes were repayable in cash upon maturity. Prior to maturity, the investors were able to convert the January 2024 Notes into Ordinary Shares upon specified terms. The January 2024 Notes contained certain prepayment options and participation rights. As part of the investment, the investors were granted five-year warrants equal to 50% of the funded amount at an initial exercise price equal to $1.00 per share, subject to adjustment. After deducting the placement agent’s commission and other offering expenses payable by the Company, the net proceeds to the Company were approximately $1 million.

The Company assessed that the freestanding warrants issued in connection with the January 2024 Notes as legally detachable from the January 2024 Notes and separately exercisable and as such they met the definition of a freestanding derivative instrument pursuant to ASC 815. However, the scope exception in accordance with ASC 815-10-15-74 applied to warrants and were in accordance with the requirements of ASC 815 to be classified in stockholders’ equity. Therefore, the warrants issued in connection with the sale of the January 2024 Notes were accounted for within stockholders’ equity.

The Company elected to recognize the January 2024 Note at fair value and therefore there was no further evaluation of embedded conversion option features for bifurcation. The proceeds from January 2024 Notes were first allocated based on their fair value with the residual being allocated to the warrants. Based on the valuation report performed by an independent valuation firm, the fair value of the January 2024 Note upon issuance was determined to be $1,275,000. There was no residual value allocated to the fair value of the freestanding warrants, which was included in the Company’s equity. The fair value of January 2024 Note and warrants was determined using the Binomial Option Pricing Model. The major assumptions used in the Binomial Model are as follows:

	January 10, 2024	September 9, 2024
Risk-free interest rate	4.49%	4.21%
Expected life	1.5 year	0.83year
Expected volatility	87.79%	88.59%
Fair value	$1,275,000	$1,232,921

On August 6, 2024, the holders of the January 2024 Notes and the Company entered into a termination agreement, pursuant to which, the Group fully settled the January 2024 Note including the warrants issued in connection with their sale by issuing 300,000 Ordinary Shares of the Company with a fair value of $140,985 together with a repayment of $1,375,000 by September 9, 2024.

The following is a reconciliation of the beginning and ending balances for January 2024 Notes measured at fair value for the year ended October 31, 2024:

For the year ended October 31,
2024

Opening balance	$-
Issuance of convertible notes	1,275,000
Change in fair value of convertible notes	(42,079)
Loss on settlement of convertible notes	283,064
Cash repaid	(1,375,000)
Ordinary Shares issued for settlement of convertible notes	(140,985)
Total	$-

September 2024 Note

On September 16, 2024, the Company closed a private placement financing of a senior unsecured original issue 25% discounted convertible promissory note (the “September 2024 Note”) with a shareholder - High-Trend Holdings USA LLC (“High-Trend”) and issued a warrant to High Trend pursuant to a securities purchase agreement). The September 2024 Note has a principal amount of $3,548,000 with an original issuance discount of $887,000 and zero annual interest. The September 2024 Note had a 12-month maturity and was convertible into the Company’s Ordinary Shares at a conversion price equal to $0.10 per share, subject to adjustment as further specified in the September 2024 Note. As part of the investment, High-Trend was also granted a five-year warrant equal to 150% of the funded amount at an initial exercise price equal to $0.166 per share, subject to adjustment (the “September 2024Warrant”). The proceeds from this financing were used for working capital purposes.

The Company assessed that the freestanding warrants issued in connection with the September 2024 Note are legally detachable from the September 2024 Note and separately exercisable as such meets the definition of a freestanding derivative instrument pursuant to ASC 815. However, the scope exception in accordance with ASC 815-10-15-74 applies to warrants and it meets the requirements of ASC 815 that would be classified in stockholders’ equity. Therefore, the warrants issued in connection with the Jan 2024 Notes were accounted for within stockholders’ equity.

The Company has elected to recognize the September 2024 Note at fair value and therefore there was no further evaluation of embedded conversion option features for bifurcation. The proceeds of the private placement was first allocated to the September 2024 Note based on its fair value with the residual being allocated to the warrants. The fair value of the September 2024 Note upon issuance was determined to be of $2,661,000 and there was no residual value allocated to the fair value of the freestanding warrants included the Company’s equity. The fair value of September 2024 Note and warrants were determined using the Binomial Option Pricing Model by an independent valuation firm. The major assumptions used in the Binomial Model were as follows:

	September 16, 2024	September 23, 2024
Risk-free interest rate	3.66%	3.76%
Expected life	1.0 year	0.99 year
Expected volatility	117.0%	121.0%
Fair value	$2,661,000	$10,719,806

The September 2024 Note was fully converted into 35,480,000 Ordinary Shares on September 23, 2024 and the fair value of the September 2024 Note immediately prior to the conversion was determined to be $10,719,806.

The following is a reconciliation of the beginning and ending balances for September 2024 Note measured at fair value for the year ended October 31, 2024:

For the year ended October 31,
2024

Opening balance	$-
Issuance of convertible notes	2,661,000
Change in fair value of September 2024 Note	8,058,806
Ordinary Shares issued on conversion of the September 2024 Note	(10,719,806)
Total	$-

October 2024 Notes

On October 18, 2024, the Company closed a private placement financing of senior unsecured original issue 25% discounted convertible promissory notes (the “October 2024 Notes”) with four investors pursuant to a securities purchase agreement. The October 2024 Notes have an aggregate principal amount of $1,752,000 with an aggregate original issuance discount of $438,000 and zero annual interest rate. The October 2024 Notes have a 12-month maturity and are convertible into the Company’s Ordinary Shares at an initial conversion price equal to $0.10 per share, subject to adjustment. The proceeds from this financing was used for general working capital purposes.

The Company has elected to recognize the October 2024 Notes at fair value and therefore there was no further evaluation of embedded conversion option features for bifurcation. The fair value of the October 2024 Note upon issuance was determined to be $1,314,000. The fair value of October 2024 Notes was determined using the Binomial Option Pricing Model by an independent valuation firm. The major assumptions used in the Binomial Model are as follows:

	October 10, 2024	October 21, 2024
Risk-free interest rate	4.02%	3.89%
Expected life	1 year	0.98 year
Expected volatility	123.0%	132.0%
Fair value	$1,314,000	$16,512,550

The October 2024 Notes were fully converted into 17,520,000 Ordinary Shares on October 21, 2024 and the fair value of the October 2024 Note immediately prior to the conversion was determined to be $16,512,550.

The following is a reconciliation of the beginning and ending balances for October 2024 Notes measured at fair value for the year ended October 31, 2024:

For the year ended October 31,
2024

Opening balance	$-
Issuance of convertible notes	1,314,000
Change in fair value of convertible notes	15,198,550
Ordinary Shares issued on conversion of the October 2024 Notes	(16,512,550)
Total	$-